Document and Entity Information	Aug. 09, 2023
Cover [Abstract]
Entity Registrant Name	NGM BIOPHARMACEUTICALS INC
Amendment Flag	true
Entity Central Index Key	0001426332
Document Type	8-K/A
Document Period End Date	Aug. 09, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-38853
Entity Tax Identification Number	26-1679911
Entity Address, Address Line One	333 Oyster Point Boulevard
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	(650)
Local Phone Number	243-5555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	NGM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	NGM Biopharmaceuticals, Inc. (the “Company”) is filing this amendment to its Current Report on Form 8-K filed with the SEC on August 11, 2023 (the “Original Filing”) solely for the purpose of reporting, in accordance with Instruction 2 to Item 5.02 of Form 8-K, the compensation determinations made in connection with Irene Perlich’s appointment as the Company’s principal accounting officer. At the time the Original Filing was made, the terms of such compensation had not yet been determined. This amendment does not otherwise revise the Original Filing in any way.